Related party transactions - Summary of Balances with Related Parties (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Non-current assets	€ 1,410,771	€ 1,141,070
Total current assets	1,262,741	1,285,657
Non-current liabilities	836,673	827,422
Current liabilities	1,021,920	866,984
Zegna Group
Disclosure of transactions between related parties [line items]
Non-current assets	1,410,771	1,141,070
Total current assets	1,262,741	1,285,657
Non-current liabilities	836,673	827,422
Current liabilities	1,021,920	866,984
Related parties
Disclosure of transactions between related parties [line items]
Non-current assets	53,408	51,546
Total current assets	45,838	14,378
Non-current liabilities	62,958	43,341
Current liabilities	88,263	18,900
Associates
Disclosure of transactions between related parties [line items]
Non-current assets	2,200	0
Total current assets	125	14,009
Non-current liabilities	0	0
Current liabilities	2,853	3,196
Associates | TFI Group
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	5	11,808
Non-current liabilities	0	0
Current liabilities	0	366
Associates | Filati Biagioli Modesto S.p.A.
Disclosure of transactions between related parties [line items]
Non-current assets	2,200	0
Total current assets	120	2,200
Non-current liabilities	0	0
Current liabilities	2,851	2,830
Associates | Norda Run Inc.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	0	0
Non-current liabilities	0	0
Current liabilities	2	0
Associates | Pelletteria Tizeta S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	0	1
Non-current liabilities	0	0
Current liabilities	0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Monterubello
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	0	0
Non-current liabilities	0	0
Current liabilities	0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	21	32
Non-current liabilities	0	0
Current liabilities	17	67
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Schneider Group
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	7	4
Non-current liabilities	0	0
Current liabilities	2,458	4,102
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | EZ Real Estate S.r.l
Disclosure of transactions between related parties [line items]
Non-current assets	41,799	41,671
Total current assets	40	69
Non-current liabilities	36,092	35,776
Current liabilities	8,120	6,476
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | 61 West 23rd Street LLC
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	24	24
Non-current liabilities	0	0
Current liabilities	0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Alan Real Estate S.A
Disclosure of transactions between related parties [line items]
Non-current assets	9,409	9,875
Total current assets	0	0
Non-current liabilities	6,866	7,565
Current liabilities	2,866	2,471
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Other Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	269	240
Non-current liabilities	0	0
Current liabilities	1,512	2,204
UBS Group AG
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	45,352	0
Non-current liabilities	20,000	0
Current liabilities	70,087	0
Other
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	0	0
Non-current liabilities	0	0
Current liabilities	€ 350	€ 384